Provisions - Amounts recognized (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Amounts recognized in the consolidated income statements in relation to the aforementioned defined benefit obligations
Current service cost	$ 146	$ 201	$ 188
Defined benefit plans
Amounts recognized in the consolidated income statements in relation to the aforementioned defined benefit obligations
Current service cost	146	201	188
Interest cost (net)	332	317	213
Other	51	(186)	(24)
Total defined benefit expenses recognized in the consolidated income statements	$ 529	$ 332	$ 377